CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares
Deferred revenue, current	$ 94,111	¥ 653,413		¥ 264,411
Accrued expenses and other current liabilities	23,984	166,524		84,323
Taxes payable	2,725	18,923		20,314
Deferred revenue, non-current	4,855	33,706		7,765
Other non-current liabilities	$ 276	¥ 1,918		¥ 674
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000		500,000,000
Ordinary shares, issued (in shares)	300,833,124	300,833,124		72,267,532
Ordinary shares, outstanding (in shares)	300,833,124	300,833,124		72,267,532
VIEs
Deferred revenue, current | ¥		¥ 653,413		¥ 264,411
Accrued expenses and other current liabilities | ¥		82,308		51,678
Taxes payable | ¥		14,268		18,660
Deferred revenue, non-current | ¥		33,706		7,765
Other non-current liabilities | ¥		¥ 251		¥ 0
Series A Preferred Shares
Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Preferred Shares, authorized (in shares)	0	0		30,000,000
Preferred Shares, issued (in shares)	0	0		30,000,000
Preferred Shares, outstanding (in shares)	0	0		30,000,000
Preferred Shares, redemption value | ¥				¥ 163,720
Preferred Shares, aggregated liquidation value | ¥				¥ 12,357
Series B Preferred Shares
Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Preferred Shares, authorized (in shares)	0	0		48,233,710
Preferred Shares, issued (in shares)	0	0		48,233,710
Preferred Shares, outstanding (in shares)	0	0		48,233,710
Preferred Shares, redemption value | ¥				¥ 274,066
Preferred Shares, aggregated liquidation value | ¥				¥ 53,275
Series C Preferred Shares
Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001		0.0001
Preferred Shares, authorized (in shares)	0	0		71,200,613
Preferred Shares, issued (in shares)	0	0		71,200,613
Preferred Shares, outstanding (in shares)	0	0		71,200,613
Preferred Shares, redemption value | ¥				¥ 432,467
Preferred Shares, aggregated liquidation value | ¥				¥ 193,592
Series D Preferred Shares
Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred Shares, authorized (in shares)	0	0		21,494,316
Preferred Shares, issued (in shares)	0	0		21,494,316
Preferred Shares, outstanding (in shares)	0	0		21,494,316
Preferred Shares, redemption value | ¥				¥ 173,755
Preferred Shares, aggregated liquidation value | ¥				¥ 127,571
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)	65,064,128	65,064,128
Ordinary shares, outstanding (in shares)	65,064,128	65,064,128
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	350,000,000	350,000,000
Ordinary shares, issued (in shares)	235,768,996	235,768,996
Ordinary shares, outstanding (in shares)	235,768,996	235,768,996
Ordinary shares to be designated
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	150,000,000	150,000,000